Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Limited Partners, Units outstanding	1,907,271.893	2,129,089.734
General Partner, Units outstanding	21,455.532	24,768.986
U.S. Treasury Bills [Member]
Investment in U.S. Treasury bills, Amortized cost	$ 16,996,479	$ 0
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Limited Partners, Units outstanding	1,774,475.344	2,022,565.842
General Partner, Units outstanding	20,184.324	22,240.245
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | U.S. Treasury Bills [Member]
Investment in U.S. Treasury bills, Amortized cost	$ 15,499,510	$ 0
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Limited Partners, Units outstanding	1,585,517.426	1,783,209.561
General Partner, Units outstanding	18,582.876	19,713.586
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | U.S. Treasury Bills [Member]
Investment in U.S. Treasury bills, Amortized cost	$ 24,998,531	$ 0